Compensation Plans and Post-Employment Benefits - AOCI (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains) recognized in the current year	$ 1	$ 3
Amortization and settlements included in net periodic benefit cost	0	0
All Other Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains) recognized in the current year	13	33
Amortization and settlements included in net periodic benefit cost	$ (8)	$ (3)